Share Capital - Public Offering (Details) $ / shares in Units, $ in Millions	Oct. 20, 2025 USD ($) $ / shares shares
Public Offering
Ifrs Statement [Line Items]
Shares issued (in shares) | shares	29,885,057
Sale of stock per share | $ / shares	$ 4.35
Gross proceeds | $	$ 130.0
Net proceeds | $	$ 122.2
Underwriters Option to Purchase Up to Additional Shares
Ifrs Statement [Line Items]
Shares issued (in shares) | shares	4,482,758
Underwritten public offering exercisable period	30 days